Investments - Schedule of Profits Interest (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, All Other Investments [Abstract]
Panda units granted		26.2
Fair value per unit on grant date		$ 67,690
Grant date fair value		1,773
Change in fair value of Panda interests		198
Fair value at December 31, 2019	$ 1,971	$ 1,971